Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Brydon) ($)(1)	Compensa- tion Actually Paid to PEO (Brydon) ($)(2)	Summary Compensation Table Total for PEO (Sand) ($)(1)	Compensa- tion Actually Paid to PEO (Sand) ($)(2)	Average Summary Compensa- tion Table Total for Non-PEO NEOs ($)(1)	Average Compensa- tion Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Income ($)

2025	652,153	669,423	—	—	511,813	527,543	117.37	29,161,000

2024	604,771	624,821	—	—	470,022	488,259	112.86	24,283,000

2023	491,285	487,491	285,172	279,104	400,892	397,443	100.17	27,118,000

Named Executive Officers, Footnote		Dean J. Brydon was appointed as Chief Executive Officer (principal executive officer ("PEO")) on February 1, 2023, succeeding Michael R. Sand. The compensation for Dean J. Brydon listed in the Summary Compensation Table for 2023 also includes $126,871 in compensation earned during the period (10/1/2022 - 1/31/2023) that he served as President and Chief Financial Officer. The compensation for Michael R. Sand listed in the Summary Compensation Table for 2023 also includes $20,460 for Board fees received after retiring as the Chief Executive Officer. The non-PEO named executive officers ("NEOs") for 2025, 2024 and 2023 are Jonathan A. Fischer and Matthew J. DeBord.
PEO Total Compensation Amount		$ 652,153
PEO Actually Paid Compensation Amount		$ 669,423
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Timberland's NEOs. For 2025, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

Name	PEO ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total	652,153	511,813
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	(68,920)	(68,920)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	66,560	66,560
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	12,050	11,129
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	7,580	6,961
Compensation Actually Paid ("CAP")	669,423	527,543

Non-PEO NEO Average Total Compensation Amount		$ 511,813	$ 470,022	$ 400,892
Non-PEO NEO Average Compensation Actually Paid Amount		$ 527,543	488,259	397,443
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Timberland's NEOs. For 2025, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

Name	PEO ($)	Average of Non-PEO NEOs ($)
Summary Compensation Table Total	652,153	511,813
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	(68,920)	(68,920)
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	66,560	66,560
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	12,050	11,129
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	7,580	6,961
Compensation Actually Paid ("CAP")	669,423	527,543

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 117.37	112.86	100.17
Net Income (Loss)		$ 29,161,000	24,283,000	27,118,000
PEO Name		Dean J. Brydon
Additional 402(v) Disclosure	Total Shareholder Return ("TSR") assumes $100 invested on September 30, 2023, with all dividends reinvested.
The following charts illustrate the relationship between the compensation actually paid to our named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, and Timberland's total shareholder returns on a cumulative basis, assuming an investment of $100 on September 30, 2023 and all dividends reinvested, and net income over the two most recently completed fiscal years.

Dean J. Brydon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 652,153	604,771	491,285
PEO Actually Paid Compensation Amount		669,423	$ 624,821	487,491
Compensation Earned, Prior Position	$ 126,871
Michael R. Sand [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				285,172
PEO Actually Paid Compensation Amount				279,104
Compensation Earned, Board Fees Post Retirement				$ 20,460
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(68,920)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,560
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,580
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,050
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(68,920)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		66,560
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,961
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 11,129